Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Net change in unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ 5,007	$ 19,300	$ (116,568)
Reclassification adjustment for losses on securities available for sale included in net income, tax effects	$ 0	$ 1	$ 0